UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

John J. O’Keefe

The Singapore Fund, Inc.

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

With copy to:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York  10019

Registrant’s telephone number, including area code:  (201) 915-3054

Date of fiscal year end:  October 31

Date of reporting period:  June 30, 2009

Item 1:  Voting Record for The Singapore Fund, Inc. for the year ended June 30, 2009.

S/N	Name of the issuer	Ticker symbol	ISIN	Shareholder meeting date	Brief identification of the matter voted on	Proposed by management or a shareholder	Fund cast vote?	Fund voted (for, against, abstain)	Fund vote for or against management
1	SMRT Corporation Ltd	MRT SP	SG1I86884935	7/11/2008	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
2	SIA Engineering Company Limited	SIE SP	SG1I53882771	7/18/2008	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
3	Tat Hong Holding Ltd	TAT SP	SG1I65883502	7/28/2008	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
4	Singapore Airlines Ltd.	SIA SP	SG1H95001506	7/29/2008	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
5	Nobel Group Ltd	NOBL SP	BMG6542T1190	10/27/2008	EGM-Amend By Laws	By company	No	Take no action	NA
6	Olam International Ltd	OLAM SP	SG1Q75923504	10/29/2008	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
7	Singapore Press Holdings Ltd.	SPH SP	SG1P66918738	12/4/2008	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
8	BANU PLC (F)	BBL/F TB	TH0148010018	4/3/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
9	Oversea-Chinese Banking Corp. Ltd.	OCBC SP	SG1S04926220	4/17/2009	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
10	Singapore Technologies Engineering Ltd.	STE SP	SG1F60858221	4/22/2009	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
11	Capitaland Ltd.	CAPL SP	SG1J27887962	4/23/2009	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
12	Keppel Corporation Ltd.	KEP SP	SG1U68934629	4/24/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
13	Keppel Land Ltd.	KPLD SP	SG1R31002210	4/24/2009	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
14	Venture Corporation Ltd.	VMS SP	SG0531000230	4/24/2009	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
15	Noble Group Ltd.	NOBL SP	BMG6542T1190	4/27/2009	AGM-Approve Noble Group Performance Share Plan	By company	No	Take no action	NA
16	CSE Global Ltd.	CSE SP	SG1G47869290	4/29/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
17	Yanlord Land Group Ltd.	YLLG SP	SG1T57930854	4/29/2009	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
18	United Overseas Bank Ltd.	UOB SP	SG1M31001969	4/29/2009	AGM-Authorize Share Repurchase Program	By company	No	Take no action	NA
19	City Developments Ltd.	CIT SP	SG1R89002252	4/29/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
20	Dairy Farm International Ltd.	DFI SP	BMG2624N1535	5/6/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
21	Hongkong Land Holdings Ltd.	HKL SP	BMG4587L1090	5/6/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
22	Jardine Strategic Holdings Ltd.	JS SP	BMG507641022	5/7/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
23	Jardine Matheson Holdings Ltd.	JM SP	BMG507361001	5/7/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
24	PT Astra International Bank	ASII IJ	ID1000057607	5/27/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
25	Tambang BB Bukit Asam	PTBA IJ	ID1000094006	5/28/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
26	Malaysian Resources Corporation Berhad	MRC MK	MYL1651OO008	6/2/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
27	Perusahaan Gas Negara	PGAS IJ	ID1000111602	6/28/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
28	Olam International Ltd.	OLAM SP	SG1Q75923504	6/29/2009	EGM-Subscription Shares By Way of a Private Placement	By company	No	Take no action	NA
29	Ascendas Real Estate Investment Trust	AREIT SP	SG1M77906915	6/30/2009	EGM-Equity or Equity-Linked Securities with or without Preemptive Rights	By company	No	Take no action	NA

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SINGAPORE FUND, INC.

By:	/s/ Masaaki Goto
Name: Masaaki Goto
Title: Chief Executive Officer

Date:	July 13, 2009